Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Cash Flows from Operating Activities:
Net (loss)/income	$ 607,928	$ 175,170	$ 18,122	$ 1,880,666	$ 1,978,277
Depreciation of property and equipment	14,805	50,879	30,573	28,548	22,638
Allowance for expected credit loss	70,790	103,552	173,564	17,064	(23,422)
Other non-current assets				196,834	178,786
Other payables and accrued liabilities			(928,045)	13,537	(100,599)
Lease liabilities			22,604	(327,396)	(167,614)
Amortization of right-of-use assets	62,720	26,092	138,080	179,858	189,311
Amortization of intangible assets	520	506	1,014	1,021	1,032
Changes in operating assets and liabilities:
Accounts receivable	(4,402,222)	8,324	(3,791,371)	168,688	1,895,868
Inventories	4,306,662	(5,247)	(3,817,383)	(412,235)	56,562
Prepayments and other current assets	(3,937,778)	951,385
Other current assets and other receivables	379,312	(402,681)	2,240,000	(4,142,973)	(1,397,468)
Amount due from related party	(345,263)	(5,569)	(36,433)	422	(426)
Deferred tax assets	(44,211)	(960,210)	(41,284)	(19,841)	(2,575)
Operating lease-right of use assets	(90,839)	(1,451)	(122,830)	(45,928)
Deferred financing cost		(938,993)	(332,851)	(905,452)	(273,346)
Other current liabilities	718,751	75,276
Accounts payable	(353,836)	328,826	1,091,381	1,094,933	(4,279,114)
Income tax payable	(161,762)	42,114	87,446	283,245	87,502
Contract liabilities	1,897,767	(48,136)	134,680	(328,693)	164,529
Amount due to related party		1,447,089	(153,012)	(720,729)	1,070,112
Net cash (used in)/provided by operating activities	(1,276,656)	846,926	(5,285,745)	(3,038,431)	(599,947)
Cash Flows from Investing Activities:
Purchases of property and equipment		(53,810)	(56,877)	(18,514)	(73,646)
Collection from loans to third parties					810,250
Net cash used in investing activities		(53,810)	(56,877)	(18,514)	736,604
Cash Flows from Financing Activities:
Proceeds from bank borrowings	3,095,095	124,609	3,036,036	4,611,529	1,406,889
Proceeds from third party borrowings	62,000
Repayments of borrowings to third parties	(207,359)	(255,316)	(325,058)	(745,156)
Repayment of bank borrowings	(1,723,796)	(650,735)	(3,191,570)	(1,813,680)	(1,806,122)
Capital contributions			5,594,926	787,266
Proceeds from third party loans			184,559	260,101	71,055
Net cash provided by/ (used in) financing activities	1,225,940	(781,442)	5,298,893	3,100,060	(328,178)
Effect of Exchange Rate Changes on Cash	2,599	(492)	(10,126)	971	3,715
Net (decrease)/Increase in cash	(48,117)	11,182	(53,855)	44,086	(187,806)
Cash, Beginning of Year	122,381	174,825	174,825
Cash, End of Year	74,264	186,007	122,381	174,825
Supplemental disclosure of cash flow information:
Cash paid for income tax	118,187	10,959	21,273	5,598	222,026
Cash paid for interest	86,333	29,403	155,572	151,335	69,572
Supplemental disclosure of non-cash flow information:
Right-of-use assets obtained in exchange for operating lease obligation	113,441	56,398
Right-of-use assets obtained in exchange for operating lease obligation			177,415	66,419	18,639
Previously Reported
Cash Flows from Financing Activities:
Cash, Beginning of Year	$ 122,381	$ 176,236	176,236	132,150	319,956
Cash, End of Year			$ 122,381	$ 176,236	$ 132,150